                                                      SCHWABFUNDS(R)
                                                          [LOGO]

                                                          SCHWAB
                                                       1000 FUND(R)


ANNUAL REPORT
AUGUST 31, 1996


           [Photo of the Schwab Building, San Francisco, California]

Dear Shareholder,

[Photo          I'd like to take this opportunity to
of              share some thoughts on mutual fund
Charles         investing and tell you how we're working
R. Schwab]      to expand our services to keep pace with
                your changing needs.

First, however, I want to extend a personal welcome to the many thousands of new shareholders who've joined the SchwabFunds Family(R) since our last report to you. With your support, we've become one of the largest and fastest-growing organizations in the mutual fund industry. Today, Charles Schwab Investment Management, Inc. serves nearly 2 million shareholders with total assets under management in excess of $39 billion. SchwabFunds(R) has grown into a mutual fund complex offering retail investors 26 funds covering a broad range of financial markets and investing approaches.

TIME-TESTED INVESTING STRATEGIES THAT OFFER YOU AN EXPANDING RANGE OF OPPORTUNITIES.

Over the past 12 months, we've introduced eight new funds, each built on specific, time-tested strategies. The three Schwab Asset Director(R) Funds help you diversify your portfolio through asset allocation, the Schwab S&P 500 Fund seeks to track U.S. stock market performance through indexing, the Schwab Analytics Fund(TM) uses advanced quantitative methods to identify attractive investment opportunities, and the three Schwab OneSource Portfolios help you diversify your portfolio across asset classes and fund management styles through their fund-of-funds approach.* Along with our other offerings, these new funds give you powerful tools you can use to help construct a custom investment portfolio that matches your individual goals. And, of course, they also allow you to tap into the combined investing expertise of our highly experienced team of professional portfolio managers.

ENHANCING SHAREHOLDER COMMUNICATIONS.

Our commitment to shareholders goes beyond simply offering you new investment opportunities. We also want to help you become a more-informed mutual fund investor by providing the in-depth information you need to help manage your portfolio more effectively. Toward that end, we've changed the format of this report to make it more informative.

If you'd like more information on any of the funds in the SchwabFunds Family, call 1-800-2 NO-LOAD (1-800-266-5623). Our representatives will be happy to provide you with a free prospectus, which contains more complete information on fund risks, charges and expenses. Please read it carefully before investing.

Thank you for placing your trust in us. We'll continue working hard to offer you an even broader range of strategic investment opportunities.

                                       /s/ Charles R. Schwab
                                       Charles R. Schwab

*The Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation Funds are in subscription until November 15, 1996, unless the subscription period is extended, at an introductory share price of $10. After that date the share price will fluctuate.

Cover: The Schwab Building, San Francisco, California

                                          -------------------------------------
                                          KEEP YOUR
                                          MONEY WORKING
                                          HARDER!

                                          Use this envelope to easily add to
                                          your Schwab 1000 Fund(R).
                                          -------------------------------------
---------------------
CHARLES SCHWAB
---------------------
---------------------
Attn: Dept. AIP 333-4                                          --------------
---------------------                                           NO POSTAGE
                                                                NECESSARY IF
                                                                MAILED IN THE
                                                                UNITED STATES
                                                               --------------

----------------------------------------------------------------------
                        BUSINESS REPLY MAIL
     FIRST-CLASS MAIL    PERMIT NO. 18125    SAN FRANCISCO, CA
----------------------------------------------------------------------
                 POSTAGE WILL BE PAID BY ADDRESSEE



CHARLES SCHWAB & CO INC.
P O BOX 7778
SAN FRANCISCO CA 94120-9419

                                   [BARCODE]

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB 1000 FUND(R).

As a Schwab 1000 Fund shareholder, you can seek U.S. stock market returns by effectively investing in a diversified equity portfolio of America's 1,000 largest publicly traded U.S. corporations, based on market capitalization! Now you can add to your fund by using this convenient Schwab investment coupon. It's a simple, easy way to increase your investment. You can also have money transferred to your Schwab 1000 Fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

The Schwab 1000 Fund does not include privately held companies, investment companies and companies incorporated outside the United States. The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.
--------------------------------------------------------------------------------
                               PLEASE DETACH HERE

SCHWAB 1000 FUND(R)
INVESTMENT COUPON
--------------------
Please enclose your check and this            ___ ___ ___ ___ - ___ ___ ___ ___
completed investment coupon in the                  SCHWAB ACCOUNT NUMBER
attached postage-paid envelope.

-------------------------------------    / / Check here if you would like more
NAME                                         investment coupons for future use.

$
-------------------------------------    / / Check here if you would like more
AMOUNT OF INVESTMENT*                        information on Schwab's Automatic
                                             Investment Plan (AIP).
-------------------------------------
SIGNATURE

*THIS ENVELOPE MAY NOT BE USED FOR
INITIAL INVESTMENTS. SUBSEQUENT
INVESTMENT MINIMUM IS $100.

(C)1996 Charles Schwab & Co., Inc.
All rights reserved. Member SIPC/NYSE.
Printed on recycled paper. TF4268(10/96)
CRS 10552                                      (Lift here for more information.)


Charles Schwab

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB 1000 FUND(R):

1. Fill out the Schwab investment coupon completely, including your name, account number and the amount of your check. Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB & CO., INC., and enclose your check with the completed coupon in this postage-paid envelope.

3. Then just drop your Schwab investment envelope in the mail today -- and start putting your money to work! If you have any questions, don't hesitate to call your local Schwab office or 1-800-2 NO-LOAD.

THIS ENVELOPE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT SCHWAB 1000 FUND PROSPECTUS. THE PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

     GROWTH IN NET ASSETS ............................................  2

     FUND PERFORMANCE ................................................  3

     TAX-SMART INVESTMENT STRATEGY ...................................  4

     FUND INVESTMENTS ................................................  5

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM
     AND MARKET OVERVIEW .............................................  6

     FINANCIAL STATEMENTS AND NOTES .................................. 15
--------------------------------------------------------------------------------



We are pleased to report on the performance of the Schwab 1000 Fund(R) ("the Fund") for the fiscal year ended August 31, 1996. During the year, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab 1000 Index(R) ("the Index"). It also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results as explained in this report.

GROWTH IN NET ASSETS

        Date            Assets
        Apr-91*         53,336,99700
        May-91          72,262,90500
        Jun-91          81,564,21600
        Jul-91          95,315,14400
        Aug-91         107,967,48500
        Sep-91         124,612,18200
        Oct-91         152,872,18400
        Nov-91         161,113,58900
        Dec-91         192,205,73100
        Jan-92         198,352,03100
        Feb-92         213,081,60000
        Mar-92         223,850,55200
        Apr-92         237,730,00500
        May-92         248,825,19100
        Jun-92         257,530,50900
        Jul-92         283,989,60400
        Aug-92         288,559,04800
        Sep-92         300,430,71100
        Oct-92         317,378,17700
        Nov-92         344,325,46900
        Dec-92         370,979,65900
        Jan-93         394,118,81100
        Feb-93         417,254,54100
        Mar-93         450,550,81600
        Apr-93         457,844,75400
        May-93         479,573,11500
        Jun-93         490,991,38300
        Jul-93         496,879,48000
        Aug-93         515,272,23900
        Sep-93         514,077,42000
        Oct-93         524,003,71700
        Nov-93         520,583,32300
        Dec-93         530,585,05500
        Jan-94         542,919,94500
        Feb-94         530,175,79400
        Mar-94         507,256,37500
        Apr-94         515,477,91100
        May-94         526,887,73800
        Jun-94         522,927,58500
        Jul-94         533,383,39000
        Aug-94         554,058,69600
        Sep-94         544,599,71600
        Oct-94         555,890,08500
        Nov-94         542,581,67800
        Dec-94         553,985,01800
        Jan-95         563,981,98300
        Feb-95         595,547,95700
        Mar-95         625,454,19700
        Apr-95         649,296,56800
        May-95         691,330,32000
        Jun-95         725,864,76200
        Jul-95         777,822,77700
        Aug-95         826,713,84300
        Sep-95         899,016,18900
        Oct-95         934,458,01200
        Nov-95       1,014,562,00000
        Dec-95       1,063,437,73800
        Jan-96       1,167,308,63100
        Feb-96       1,268,965,35600
        Mar-96       1,357,281,16500
        Apr-96       1,438,898,24100
        May-96       1,512,894,62900
        Jun-96       1,543,360,83900
        Jul-96       1,490,340,38300
        Aug-96       1,560,051,27500















* Commencement of Operations

FUND PERFORMANCE

Total Return Table

The table below compares total returns for various periods, ending August 31, 1996, for the Schwab 1000 Fund(R), Schwab 1000 Index(R) and the Standard and Poor's 500(R) Index (S&P 500).

=============================================================================================================
                                                       5-Year          Cumulative          Average Annual
                                                       Average         Since Fund            Since Fund
                           6-Months       1-Year       Annual      Inception (4/2/91)     Inception (4/2/91)
-------------------------------------------------------------------------------------------------------------
Schwab 1000 Fund            2.49%         17.27%       13.38%             98.61%                13.49%
-------------------------------------------------------------------------------------------------------------
Schwab 1000 Index           2.72%         17.87%       13.93%            103.27%                13.86%
-------------------------------------------------------------------------------------------------------------
S&P 500                     2.94%         18.69%       13.57%             99.64%                  --
-------------------------------------------------------------------------------------------------------------

As of June 30, 1996, the one-year total return and five-year average annual total return for the Schwab 1000 Fund were 25.37% and 15.56%, respectively. The average annual total return since inception was 14.43%.
------------------------------------------------------------------------------
Total return assumes reinvestment of all dividends and capital gain distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Manager and Schwab waived a portion of their fees during the fiscal year and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/96. Without fee waivers and guarantees the Fund's total returns for the six-month, one-year, five-year average annual, cumulative since inception, and average annual since inception, for the periods ended 8/31/96, would have been 2.49%, 17.19%, 13.19%, 96.97%, and 13.32%, respectively. For the periods ended 6/30/96, the Fund's one-year, five-year average annual and average annual since inception total returns, without fee waivers and guarantees, would have been 25.29%, 15.37%, and 14.25%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund(R) seeks to maximize its after-tax performance for investors by keeping capital gain distributions to a minimum. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.

============================================================================
FIVE-YEAR AVERAGE ANNUAL TOTAL RETURN AS OF AUGUST 31, 1996

                         Before Tax        After-Tax      % Lost to Taxes
----------------------------------------------------------------------------
Schwab 1000 Fund           13.38%           12.57%             0.81%
----------------------------------------------------------------------------
Average Growth &
Income Funds               11.52%            9.39%             2.13%
----------------------------------------------------------------------------

Source for average growth & income funds is Morningstar, Inc. for 181 growth & income funds with 5-year track records as of 8/31/96. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Manager and Schwab waived a portion of their fees during the fiscal year and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/96. Without fee waivers and guarantees, the Fund's total return would have been lower.

FUND HOLDINGS

The Fund is a diversified and broad representation of the U.S. stock market, typically consisting of the 1,000 largest publicly traded U.S. companies (excluding investment companies). The Fund includes a diversified group of stocks that represent approximately 85% of the total value of the U.S. stock market. 1 At right is a list of the Fund's ten largest holdings shown as a percentage of Fund investments and a pie chart, as a percentage of equity investments, showing the Fund's diversification across a broad range of economic sectors. Both are as of August 31, 1996 and are not indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, as of August 31, 1996, can be found in the Statement of Net Assets section of this report.

1 Source: Wilshire Associates, as of 9/30/96. The U.S. stock market is represented by the Wilshire 5000 Index.

FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF FUND INVESTMENTS

   General Electric                                        2.35%

   Coca-Cola Co.                                           2.11%

   Exxon                                                   1.72%

   AT&T Corp.                                              1.45%

   Merck & Co.                                             1.38%

   Phillip Morris Companies, Inc.                          1.28%

   Microsoft Corp.                                         1.24%

   Johnson & Johnson                                       1.12%

   Intel Corp.                                             1.11%

   IBM Corp.                                               1.08%


                            THE SCHWAB 1000 FUND'S(R)
                       DIVERSIFIED STOCK PORTFOLIO COVERS
                            A BROAD RANGE OF SECTORS



        Consumer Non-Durables                           31.7%
        Finance                                         16.3%
        Technology                                      13.6%
        Utilities                                       11.7%
        Materials & Services                             9.6%
        Energy                                           6.8%
        Capital Goods                                    5.6%
        Consumer Durables                                2.9%
        Transportation                                   1.8%


        Source: Wilshire Associates

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors. He holds an MBA from the Wharton School, a B.A. in economics from Virginia Tech, and has been a Chartered Financial Analyst since 1985.

GERI HOM - Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages approximately $3 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

MARKET OVERVIEW

ECONOMIC HIGHLIGHTS

At the beginning of the fiscal year there was concern about the likelihood of an economic recession. However, as time progressed the economic climate changed. By August 31, 1996 sentiment was focused on the apparent strength of the economy and its potential impact on future inflation. During the first half of 1996, many economic observers were surprised by the increase in the real Gross Domestic Product (GDP) growth rate and the strength of the labor market. The real GDP growth rate was 2.0% for the first quarter of 1996 and 4.7% for the second quarter. The average monthly increase in payroll employment jumped from 185,000 in 1995 to 234,000 during the first eight months of 1996, leading to the lowest unemployment rates in this decade.

The economy continues to exhibit signs of strong economic growth as evidenced by the growth in jobs, retail sales, auto sales and construction spending. Inflation has remained relatively low, as evidenced by the 3.0% increase in the Consumer Price Index (CPI) for the 12 months ended August 31, 1996. However, there remains a concern that the economy is performing at or near its employment and manufacturing capacity. As a result, the Federal Reserve (the
Fed) has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED

                      Schwab        Schwab         Lehman MF
                     Small Cap   International    General US
          S&P 500      Index        Index         Govt. Index
Aug-95    $1.000     $1.000      $1.000           $1.000
Sep-95     1.042      1.020       1.024            1.010
Oct-95     1.038      0.971       1.007            1.025
Nov-95     1.084      1.017       1.035            1.041
Dec-95     1.105      1.042       1.075            1.056
Jan-96     1.142      1.039       1.078            1.062
Feb-96     1.153      1.081       1.080            1.040
Mar-96     1.164      1.100       1.101            1.032
Apr-96     1.181      1.158       1.127            1.025
May-96     1.212      1.197       1.113            1.024
Jun-96     1.216      1.159       1.121            1.037
Jul-96     1.162      1.066       1.092            1.039
Aug-96     1.187      1.133       1.101            1.037

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors from 9/1/95 through 8/31/96 and do not reflect a fund's performance. Indices are unmanaged, and unlike a fund, do not reflect advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

DOMESTIC EQUITY MARKET HIGHLIGHTS

As shown in the graph above, large cap stocks, as represented by the S&P 500, outperformed small-cap stocks, international stocks and bonds, achieving a total return of 18.7% for the fiscal year. The S&P 500 reached its fiscal year high late in May, marking the end of (or at least a pause in) a remarkable 52.4% total return since the beginning of 1995.

Many segments of the equity market reached record highs and demonstrated significant volatility during the fiscal year. The Dow Jones Industrial Average and the S&P 500 reached record highs of 5,778.0 on May 22 and 678.5 on May 24, respectively. The NASDAQ Index reached a record high of 1249.1 on June 5, then proceeded to drop 8.6% by the end of the fiscal year. Three of the eight all-time largest daily point losses for the Dow occurred during the fiscal year -- two of which were a result of stronger than expected payroll growth and the attendant fears that the Fed might raise short-term interest rates.

Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 19 times earnings (for the S&P 500), is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.

INTERNATIONAL EQUITY MARKET HIGHLIGHTS

International equity returns were more modest and were heavily influenced by the strengthening dollar. In local currency terms, the total return of the Schwab International Index(R) 2 for the 12 months ended August 31, 1996 was 13.43%. However, because the U.S. dollar increased in value against most other currencies, the total return for U.S. dollar-denominated investors was 10.14%.

2 The Schwab International Index is representative of the international equity market. This Index is comprised of the stocks of the 350 largest non-U.S. companies located in countries with developed securities markets and excludes investment companies.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                Thirty Year             Five Year
               Treasury Bond          Treasury Bond
                   Yield                  Yield
---------------------------------------------------
  9/1/95        6.62%                   6.02%
  9/8/95        6.59                    6.03
 9/15/95        6.48                    5.93
 9/22/95        6.59                    6.06
 9/29/95        6.50                    6.02
 10/6/95        6.42                    5.88
10/13/95        6.30                    5.80
10/20/95        6.36                    5.90
10/27/95        6.36                    5.83
 11/3/95        6.28                    5.70
11/10/95        6.34                    5.76
11/17/95        6.23                    5.65
11/24/95        6.25                    5.69
 12/1/95        6.09                    5.49
 12/8/95        6.05                    5.55
12/15/95        6.10                    5.57
12/22/95        6.06                    5.50
12/29/95        5.95                    5.38
  1/5/96        6.05                    5.41
 1/12/96        6.15                    5.43
 1/19/96        5.97                    5.27
 1/26/96        6.05                    5.33
  2/2/96        6.16                    5.26
  2/9/96        6.10                    5.23
 2/16/96        6.24                    5.30
 2/23/96        6.41                    5.51
  3/1/96        6.37                    5.58
  3/8/96        6.71                    6.06
 3/15/96        6.74                    6.18
 3/22/96        6.66                    6.06
 3/29/96        6.67                    6.09
  4/5/96        6.82                    6.38
 4/12/96        6.80                    6.29
 4/19/96        6.79                    6.32
 4/26/96        6.79                    6.28
  5/3/96        7.12                    6.60
 5/10/96        6.93                    6.47
 5/17/96        6.83                    6.41
 5/24/96        6.83                    6.41
 5/31/96        6.99                    6.63
  6/7/96        7.03                    6.70
 6/14/96        7.09                    6.70
 6/21/96        7.10                    6.72
 6/28/96        6.87                    6.46
  7/5/96        7.19                    6.82
 7/12/96        7.03                    6.65
 7/19/96        6.97                    6.57
 7/26/96        7.01                    6.63
  8/2/96        6.74                    6.27
  8/9/96        6.69                    6.22
 8/16/96        6.77                    6.30
 8/23/96        6.96                    6.51
 8/30/96        7.12                    6.72

DOMESTIC BOND MARKET HIGHLIGHTS

As shown in the chart above, during the first half of the fiscal year, both intermediate and long-term Treasury bond yields declined, causing a corresponding increase in the value of bonds. This decline in rates was a result of concerns over a potential recession, an anticipated decline in demand for borrowing and reduced inflationary expectations. The domestic bond market experienced a dramatic reversal in sentiment during February, which marked the beginning of a sharp increase in Treasury bond yields and a corresponding decrease in the value of bonds. The increase in rates was a result of strong economic data and concerns that the economy may be growing too fast, which could result in higher inflation levels in the future.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX(R) COMPARE TO THE S&P 500 DURING THE FISCAL YEAR?

A. The total return performance of the Schwab 1000 Index continues to exceed the S&P 500 on a Fund inception-to-date basis, however, the S&P 500 marginally outperformed the Schwab 1000 Index during the fiscal year. Total return for the S&P 500 was 18.69% versus 17.87% for the Schwab 1000 Index during the fiscal year. The reason for this differential is that large-cap stocks outperformed mid-cap stocks, which comprise a portion of the Schwab 1000 Index.

Since the two indices are constructed differently, performance variance between the two indices is to be expected. The S&P 500 includes 500 large capitalization stocks as determined by the Standard & Poor's Index Committee. Stocks are chosen for the S&P 500 based on market size, liquidity and industry group representation. The Schwab 1000 Index is much broader, including the common stocks of the 1,000 largest operating U.S. corporations (excluding investment companies) based on market capitalization. It's important to note that investors cannot invest in an index directly.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB 1000 FUND(R) AND THE SCHWAB 1000 INDEX?

A. Unlike the Fund, the Index does not incur management and other Fund costs which reduce returns to shareholders. Conversely, the Fund, unlike the Index, holds a small portion of its assets in cash to meet shareholder redemptions and pay Fund expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Fund can be greater or less than in the Index.

Another factor accounting for the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to avoid excessive realization of capital gains, the Fund may continue to selectively hold certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice may have a positive

       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT
                IN THE SCHWAB 1000 FUND(R), THE SCHWAB 1000 INDEX(R),
                             AND THE S&P 500(R) INDEX

                 ---------------------------------------------
                 SCHWAB 1000 FUND AVERAGE ANNUAL TOTAL RETURNS
                            THROUGH AUGUST 31, 1996
                 ---------------------------------------------
                 ONE YEAR      FIVE YEAR       SINCE INCEPTION
                  17.27%         13.38%            13.49%
                 ---------------------------------------------

                $1000 FUND              $1000 INDEX             S&P 500 INDEX
DATE*            $ Growth                $ Growth
4/2/91          $10,000                 $10,000                 $10,000
4/30/91           9,910                   9,898                   9,908
5/31/91          10,320                  10,311                  10,335
6/30/91           9,850                   9,840                   9,861
7/31/91          10,320                  10,310                  10,321
8/31/91          10,600                  10,591                  10,566
9/30/91          10,460                  10,455                  10,389
10/31/91         10,630                  10,625                  10,528
11/30/91         10,240                  10,227                  10,104
12/31/91         11,425                  11,412                  11,260
1/31/92          11,283                  11,272                  11,050
2/29/92          11,425                  11,415                  11,193
3/31/92          11,171                  11,163                  10,975
4/30/92          11,404                  11,392                  11,298
5/31/92          11,404                  11,457                  11,353
6/30/92          11,465                  11,257                  11,184
7/31/92          11,726                  11,728                  11,641
8/31/92          11,480                  11,486                  11,403
9/30/92          11,623                  11,646                  11,537
10/31/92         11,746                  11,763                  11,577
11/30/92         12,208                  12,233                  11,971
12/31/92         12,398                  12,428                  12,119
1/31/93          12,502                  12,539                  12,220
2/28/93          12,595                  12,632                  12,387
3/31/93          12,896                  12,948                  12,648
4/30/93          12,533                  12,583                  12,342
5/31/93          12,896                  12,957                  12,673
6/30/93          12,958                  13,024                  12,710
7/31/93          12,905                  12,989                  12,659
8/31/93          13,397                  13,492                  13,139
9/30/93          13,355                  13,454                  13,038
10/31/93         13,544                  13,654                  13,308
11/30/93         13,355                  13,462                  13,181
12/31/93         13,592                  13,700                  13,341
1/31/94          14,005                  14,136                  13,794
2/28/94          13,645                  13,781                  13,420
3/31/94          13,042                  13,169                  12,837
4/30/94          13,190                  13,326                  13,001
5/31/94          13,349                  13,488                  13,213
6/30/94          12,988                  13,127                  12,889
7/31/94          13,405                  13,558                  13,312
8/31/94          13,971                  14,147                  13,856
9/30/94          13,651                  13,825                  13,518
10/31/94         13,918                  14,095                  13,821
11/30/94         13,416                  13,590                  13,318
12/31/94         13,577                  13,767                  13,514
1/31/95          13,923                  14,121                  13,864
2/28/95          14,474                  14,700                  14,403
3/31/95          14,852                  15,094                  14,827
4/30/95          15,219                  15,476                  15,264
5/31/95          15,770                  16,048                  15,873
6/30/95          16,191                  16,490                  16,241
7/31/95          16,807                  17,111                  16,778
8/31/95          16,936                  17,245                  16,820
9/30/95          17,606                  17,949                  17,530
10/31/95         17,520                  17,859                  17,467
11/30/95         18,276                  18,646                  18,232
12/31/95         18,547                  18,924                  18,584
1/31/96          19,095                  19,499                  19,216
2/29/96          19,379                  19,789                  19,395
3/31/96          19,554                  19,980                  19,580
4/30/96          19,883                  20,321                  19,868
5/31/96          20,354                  20,812                  20,379
6/30/96          20,299                  20,779                  20,456
7/31/96          19,335                  19,794                  19,552
8/31/96          19,861                  20,327                  19,964

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical 10,000 investment in the Schwab 1000 Fund since inception with hypothetical investments in the Schwab 1000 Index and the S&P 500. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged and investors cannot invest in an index directly, therefore indices, unlike the Funds, do not reflect advisory fees and other expenses associated with an investment in the Fund. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/96. Without fee waivers and guarantees, the Fund's total return for each period would have been lower.

or negative impact on the Fund. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund during the fiscal year was 0.60%, and its average annual tracking error since the Fund's inception, April 2, 1991, has been 0.37%. Given the Fund's current operating expense ratio of 0.49% and the components of tracking error (as discussed above), we are very pleased with this level of tracking error.

Q.  HOW DOES THE SCHWAB 1000 FUND(R) FIT INTO AN ASSET ALLOCATION PLAN?

A. The Schwab 1000 Fund can be used to fulfill all or a portion of the U.S. stock component of an asset allocation plan. Since the aggregate value of the stocks comprising the Index represent approximately 85% of the total market value of the U.S. stock market, the Fund is a broadly diversified representation of domestic stock performance.

For asset allocation plans which include separate target allocations for U.S. large-cap and small-cap equities, the Schwab 1000 Fund can be used to meet all or a portion of the large-cap equity allocation. Use of funds which focus on small-cap stocks, such as the Schwab Small-Cap Index Fund(R), is more appropriate to meet the small-cap equity component of an asset allocation plan.

Q. HOW DO YOU DETERMINE WHICH STOCKS ARE INCLUDED IN THE SCHWAB 1000 INDEX(R)?

A. The Schwab 1000 Index is a theoretical group of stocks representing the 1,000 largest U.S. corporations (excluding investment companies), ranked by market capitalization. To be included in the Index, a company must satisfy all of the following criteria:

- it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions;

- a liquid market for its common shares must exist on the New York Stock Exchange, the American Stock Exchange or the NASDAQ/NMS; and

- its market value must place it among the top 1,000 such companies as measured by market capitalization.

The Index is "rebalanced" twice a year (on June 30 and December 31), at which time some stocks are dropped and others are added to the Index based on the above criteria. A particular stock's weighting in the Index is based on its total market value relative to the total market value of the Index. As of August 31, 1996, the aggregate market capitalization of Index stocks was approximately $5.8 trillion.

Q. WHAT IS INDEX INVESTING, AND WHAT MAKES IT AN ATTRACTIVE INVESTMENT STRATEGY?

A. Although index investing has broad appeal among institutional investors, it is actually a fairly simple concept. Like the Schwab 1000 Index(R), all indices represent some pre-defined group of securities (frequently, but not always, common stocks). There are many different types of stock indices, including large company, small company, industry specific, international, regional and individual country. An index fund's objective is to track the performance of an index by either investing in all or a representative sample of the securities in the index. Index investing is frequently referred to as a "passive" strategy. As contrasted with "active" strategies, a passive strategy does not attempt to "make bets" by emphasizing particular industry sectors or individual securities which the fund's portfolio manager believes will outperform the market.

The primary advantages of index investing include the opportunity to achieve a particular market return, the ability to purchase a diversified portfolio of securities and reduce costs to shareholders in the form of lower management fees and operating expenses. Compared to actively managed funds, passively managed funds generally remain fully invested and, thus, have lower portfolio turnover and lower transaction costs. Over time, these strategies may help to enhance shareholders' after-tax returns. For example, the five-year average annual total return for the Schwab 1000 Fund(R) exceeds 77.3% of all actively managed growth & income funds on a pre-tax basis, and 88.4% on an after-tax basis.3

In contrast, actively managed funds may periodically maintain varying levels of cash in an effort to enhance returns by "timing" market movements. For example, as of July 31, 1996 the Investment Company Institute reported that the average cash equivalent position for all growth & income funds was 5.9%. This is significantly greater than the Schwab 1000 Fund, which had a cash equivalent position of 0.3% as of August 31, 1996. Over time, being fully invested with a low cash position will generally provide the potential for higher returns.

3 Source for average growth & income fund is Morningstar, Inc. for the pre-tax and after-tax average annual total return for 181 growth & income funds with 5-year track records as of 8/31/96. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions, however, tax rates vary and may be higher or lower. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/96. Without fee waivers and guarantees, the Fund's total return would have been lower.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
COMMON STOCK--99.6%
AEROSPACE/DEFENSE--2.0%
B.F. Goodrich Co.                                          12,400          $  465
Boeing Co.                                                 90,200           8,163
Coltec Industries, Inc.*                                   18,200             273
General Dynamics Corp.                                     14,900             955
Litton Industries, Inc.*                                   10,500             490
Lockheed Martin Corp.                                      53,292           4,483
McDonnell Douglas Corp.                                    60,000           3,008
Northrop Grumman Corp.                                     15,900           1,141
Raytheon Co.                                               60,400           3,111
Rockwell International Corp.                               55,500           2,886
Sundstrand Corp.                                           14,600             546
Textron, Inc.                                              22,700           1,938
United Technologies Corp.                                  33,200           3,743
                                                                           ------
                                                                           31,202
                                                                           ------
AIR TRANSPORTATION--0.5%
AMR Corp.*                                                 25,100           2,058
America West Airlines, Inc. Class B*                       11,000             147
Comair Holdings, Inc.                                      12,000             290
Continental Airlines, Inc. Class B*                        14,400             326
Delta Airlines, Inc.                                       24,700           1,751
Northwest Airlines Corp. Class A*                          24,500             923
Southwest Airlines Co.                                     36,400             833
UAL Corp.*                                                 21,600           1,037
USAir Group, Inc.*                                         16,500             295
                                                                           ------
                                                                            7,660
                                                                           ------
ALCOHOLIC BEVERAGES--0.4%
Anheuser-Busch Companies, Inc.                             69,200           5,242
Brown Forman Corp. Class B                                 15,500             562
                                                                           ------
                                                                            5,804
                                                                           ------
APPAREL--0.6%
Jones Apparel Group, Inc.*                                  6,800             377
Liz Claiborne, Inc.                                        17,500             608
NIKE, Inc. Class B                                         39,800           4,298
Nautica Enterprises, Inc.*                                 10,000             266
Nine West Group, Inc.*                                      7,700             397
Reebok International Ltd.                                  16,700             601
Russell Corp.                                               5,900             189
Springs Industries, Inc.                                    5,000             226
Talbots, Inc.                                               7,500             257
Unifi, Inc.                                                16,925             463
V.F. Corp.                                                 18,800           1,105
Warnaco Group, Inc. Class A                                13,600             337
                                                                           ------
                                                                            9,124
                                                                           ------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
AUTOMOTIVE PRODUCTS--0.2%
Bandag, Inc.                                                4,000          $  189
Cooper Tire & Rubber                                       19,500             380
Danaher Corp.                                              12,800             531
Goodyear Tire & Rubber                                     38,900           1,775
Lear Corp.*                                                14,000             537
                                                                           ------
                                                                            3,412
                                                                           ------
BANKS--7.8%
AmSouth Bancorp.                                           11,700             461
Banc One Corp.                                            116,021           4,452
Bancorp Hawaii, Inc.                                       10,175             385
Bank of Boston Corp.                                       42,120           2,222
Bank of New York Co., Inc.                                101,000           2,815
BankAmerica Corp.                                          94,995           7,362
Bankers Trust New York Corp.                               21,300           1,656
Barnett Banks, Inc.                                        23,088           1,515
Boatmens Bancshares, Inc.                                  38,700           2,063
Central Fidelity Banks, Inc.                               12,825             304
Chase Manhattan Corp. (New)                               114,330           8,503
Citicorp                                                  131,100          10,914
Comerica, Inc.                                             29,264           1,427
Commerce Bancshares, Inc.                                   7,056             257
Compass Bancshares, Inc.                                    8,850             298
Corestates Financial Corp.                                 56,592           2,341
Crestar Financial Corp.                                    12,400             721
Dime Bancorp, Inc. (New)*                                  24,926             327
Fifth Third Bancorp                                        26,975           1,436
First American Corp.                                        5,900             274
First Bank System, Inc.                                    37,109           2,384
First Chicago NBD Corp.                                    81,521           3,475
First Commerce Corp.                                       10,562             380
First Empire State Corp.                                    2,500             636
First Security Corp.                                       19,612             533
First Tennessee National Corp.                             16,300             559
First Union Corp.                                          77,793           4,969
First Virginia Banks, Inc.                                  9,750             405
First of America Bank Corp.                                21,900           1,035
Firstar Corp.                                              19,500             921
Firstmerit Corp.                                            5,400             163
Fleet Financial Group, Inc. (New)                          73,580           3,072
Hibernia Corp. Class A                                     35,000             385
Huntington Bancshares, Inc.                                48,512           1,107
J.P. Morgan & Co., Inc.                                    51,400           4,504
Keycorp (New)                                              58,923           2,364
MBNA Corp.                                                 59,700           1,813
Marshall & Ilsley Corp.                                    19,828             548
Mellon Bank Corp.                                          40,472           2,241

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Mercantile Bancorp, Inc.                                   14,450         $   706
Mercantile Bankshares Corp.                                10,450             280
National City Corp.                                        74,240           2,793
NationsBank Corp.                                          78,464           6,679
Northern Trust Corp.                                       16,950           1,116
Norwest Corp.                                              94,288           3,548
Old Kent Financial Corp.                                   17,120             688
PNC Bank Corp.                                             90,430           2,826
Provident Bancorp, Inc.*                                    6,800             272
Regions Financial Corp.                                    13,850             635
Republic New York Corp.                                    16,400           1,084
Signet Banking Corp.                                       15,300             369
SouthTrust Corp.                                           25,125             744
Southern National Corp.                                    28,750             898
Star Banc Corp.                                             7,100             559
State Street Boston Corp.                                  20,100           1,088
Summit Bancorp                                             32,900           1,275
Suntrust Banks, Inc.                                       57,200           2,195
Synovus Financial Corp.                                    25,650             612
U.S. Bancorp                                               47,891           1,838
Union Bank of California                                    7,400             357
Union Planters Corp.                                       12,100             398
Valley National Bancorp                                    11,365             293
Wachovia Corp. (New)                                       42,520           1,945
Wells Fargo & Co.                                          26,000           6,468
Wilmington Trust Co.                                        4,900             160
Zions Bancorp                                               2,900             251
                                                                          -------
                                                                          121,304
                                                                          -------
BUSINESS MACHINES & SOFTWARE--7.5%
3COM Corp.*                                                43,400           2,029
Adobe Systems, Inc.                                        23,800             832
Amdahl Corporation*                                        32,100             319
America Online, Inc.*                                      21,100             640
Apple Computer, Inc.                                       38,700             941
Autodesk, Inc.                                             12,200             282
BMC Software, Inc.*                                        12,100             904
Bay Networks, Inc.*                                        53,923           1,483
Cabletron Systems, Inc.*                                   24,250           1,479
Ceridian Corp.*                                            17,480             745
Cirrus Logic, Inc.*                                        12,200             188
Cisco Systems, Inc.*                                      172,300           9,078
Compaq Computer Corp.*                                     70,600           3,998
Computer Assoc. International, Inc.                        96,075           5,044
Computer Sciences Corp.*                                   20,498           1,435
Compuware Corp.*                                           11,000             476
Dell Computer Corp.*                                       27,300           1,831
Diebold, Inc.                                              17,212             884

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Digital Equipment Corp.*                                   38,400       $   1,483
EMC Corp.*                                                 55,900           1,076
Electronic Arts, Inc.*                                     11,400             353
Electronics for Imaging, Inc.*                              7,500             471
Gateway 2000, Inc.*                                        24,000           1,074
Hewlett Packard Co.                                       267,400          11,699
Honeywell, Inc.                                            33,800           1,965
Informix Corp.*                                            40,700             918
International Business Machines                           147,700          16,893
Intuit, Inc.*                                              11,800             435
Iomega Corp.*                                              39,000             602
Komag, Inc.*                                               27,200             573
McAfee Associates, Inc.*                                    8,000             479
Medic Computer Systems, Inc.*                               6,500             227
Micron Electronics*                                        20,000             319
Microsoft Corp.*                                          158,300          19,402
Network General Corp.*                                     11,000             188
Novell, Inc.*                                             104,000           1,086
Oracle Systems Corp.*                                     170,275           5,992
Parametric Technology Corp.*                               36,200           1,643
PeopleSoft, Inc.*                                          11,400             876
Pitney Bowes, Inc.                                         39,300           1,896
Policy Management Systems Corp.*                            3,000             106
Safeguard Scientifics, Inc.*                                7,000             226
Seagate Technology, Inc.*                                  26,830           1,288
Security Dynamics Technology*                               4,000             264
Shiva Corp.*                                                8,400             424
Silicon Graphics, Inc.*                                    47,900           1,114
Sterling Software, Inc.*                                    7,200             489
Storage Technology Corp.*                                  14,800             561
Sun Microsystems, Inc.*                                    49,500           2,688
Sybase, Inc.*                                              15,120             243
Synopsys, Inc.*                                             9,800             373
Tandem Computers, Inc.*                                    47,800             502
Unisys Corp.*                                              69,900             411
Western Digital Corp.*                                      8,800             309
Xerox Corp.                                                89,500           4,911
                                                                          -------
                                                                          116,147
                                                                          -------
BUSINESS SERVICES--3.1%
American Management Systems, Inc.*                         11,000             279
Apria Healthcare Group, Inc.*                              14,000             354
Automatic Data Processing, Inc.                            78,200           3,255
Browning Ferris Industries Inc.                            55,200           1,408
Cadence Design Systems, Inc.*                              19,875             589
Cambridge Technology Partners*                             12,000             342
Cintas Corp.                                               16,100             879
Comdisco, Inc.                                             22,022             573

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Concord EFS, Inc.*                                         14,850           $ 379
Corrections Corp. of America*                              18,000             581
Credit Acceptance Corp.*                                    7,000             154
Deluxe Corp.                                               20,400             780
Dun & Bradstreet Corp.                                     47,600           2,743
Ecolab, Inc.                                               14,400             437
Equifax, Inc.                                              39,000             995
FHP International Corp.*                                   10,500             380
First Data Corp.                                           61,551           4,801
Fiserv, Inc.*                                               8,975             302
FlightSafety International, Inc.                            9,800             434
Foundation Health Corp.*                                   12,200             366
GTECH Holdings Corp.*                                      15,700             436
Gartner Group Inc. Class A (New)*                          24,300             759
H & R Block, Inc.                                          22,700             568
HBO & Co.                                                  24,600           1,341
Health Care & Retirement Corp.*                            10,050             249
Health Management Associates, Inc. Class A*                21,168             482
HealthCare Compare Corp.*                                   6,000             257
Healthsource, Inc.*                                        17,000             255
Interpublic Group of Companies, Inc.                       19,900             900
Kelly Services, Inc. Class A                                5,525             155
Laboratory Corp. of America Holdings, Inc.*                18,648              75
Manpower, Inc.                                             19,500             695
Medaphis Corp.*                                            25,200             321
Medpartners/Mullikin, Inc.*                                13,000             270
National Service Industries, Inc.                          12,200             464
Olsten Corp.                                               22,275             621
Omnicom Group, Inc.                                        19,100             867
OrNda Healthcorp*                                          16,300             420
PHH Corp.                                                   9,000             260
PacifiCare Health Systems, Inc. Class B*                    9,300             746
Paychex, Inc.                                              22,725           1,221
PhyCor Inc.*                                               12,300             401
Quorum Health Group, Inc.*                                 13,100             332
R.R. Donnelley & Sons Co.                                  37,500           1,223
Republic Industries, Inc.*                                 50,000           1,300
Reynolds & Reynolds Co. Class A                            10,200             511
Robert Half International, Inc.*                           23,100             762
SUPERVALU, Inc.                                            15,800             444
Safety-Kleen Corp.                                          8,600             148
Sanifill Inc.                                               6,500             301
Service Corp. International                                33,700           1,900
Shared Medical Systems Corp.                                7,600             414
Steris Corp.*                                               9,000             276
Stewart Enterprises, Inc. Class A                          13,050             445
SunGard Data Systems, Inc.*                                 8,800             375
Total System Services, Inc.                                31,800             719

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
U.S.A. Waste Services, Inc.*                               30,500          $  839
United Waste Systems, Inc.*                                 9,000             263
Value Health, Inc.*                                         9,082             144
Vencor Inc.*                                               15,775             495
Viad Corp.                                                 20,100             286
WMX Technologies, Inc.                                    132,000           4,175
Wallace Computer Services, Inc.                             6,800             184
Wellpoint Health Networks, Inc. Class A*                   17,275             536
Wheelabrator Technologies, Inc.                            37,300             555
                                                                           ------
                                                                           48,421
                                                                           ------
CHEMICAL--3.4%
A. Schulman, Inc.                                          10,000             221
ARCO Chemical Co.                                          25,600           1,229
Air Products & Chemicals, Inc.                             29,100           1,593
Albemarle Corp.                                            25,400             410
Betz Laboratories, Inc.                                     4,100             201
Cabot Corp.                                                17,800             490
Cytec Industries, Inc.*                                    13,755             478
Dow Chemical Co.                                           67,300           5,367
E.I. Du Pont de Nemours & Co.                             147,500          12,113
Eastman Chemical Co.                                       23,725           1,326
Ethyl Corp.                                                31,300             282
Georgia Gulf Corp.                                         12,600             397
Great Lakes Chemical Corp.                                 14,500             834
Hercules, Inc.                                             29,300           1,458
International Speciality Products, Inc.*                   15,400             169
Loctite Corp.                                               9,300             408
Lubrizol Corp.                                             15,600             443
Lyondell Petrochemical Co.                                 16,300             371
M.A. Hanna Co.                                             10,725             233
Minnesota Mining & Manufacturing Co.                      113,700           7,817
Monsanto Co.                                              155,500           4,995
Morton International, Inc.                                 36,900           1,370
Nalco Chemical Co.                                         14,800             475
Olin Corp.                                                  5,000             396
PPG Industries, Inc.                                       47,600           2,350
Praxair Inc.                                               47,100           1,937
RPM, Inc.                                                  10,875             173
Rohm & Haas Co.                                            16,300           1,019
Sigma-Aldrich Corp.                                        17,500             925
Union Carbide Corp.                                        37,000           1,600
Valspar Corp.                                               2,800             132
W.R. Grace & Co.                                           24,900           1,634
Witco Corp.                                                12,900             390
                                                                           ------
                                                                           53,236
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
CONSTRUCTION--0.4%
Armstrong World Industries, Inc.                            8,100           $ 501
Clayton Homes, Inc.                                        21,077             424
Crane Co.                                                   4,600             184
Fluor Corp.                                                20,300           1,299
Lafarge Corp.                                              16,100             306
Martin Marietta Materials, Inc.                            21,400             471
Oakwood Homes Corp.                                        14,000             329
Owens Corning*                                             11,600             422
Schuller Corp.                                             49,300             487
Sherwin Williams Co.                                       27,500           1,203
Stanley Works                                              19,800             545
USG Corp.*                                                 11,700             333
Vulcan Materials Co.                                        7,800             451
                                                                            -----
                                                                            6,955
                                                                            -----
CONSUMER-DURABLE--0.4%
Black & Decker Corp.                                       19,500             770
Leggett & Platt, Inc.                                      18,300             522
Masco Corp.                                                40,400           1,177
Maytag Corp.                                               22,800             459
Newell Co.                                                 37,674           1,173
Shaw Industries, Inc.                                      30,100             452
Snap-on Tools Corp.                                        10,100             461
Sunbeam Corporation                                        21,100             459
Whirlpool Corp.                                            21,100           1,034
                                                                            -----
                                                                            6,507
                                                                            -----
CONSUMER-NONDURABLE--1.4%
American Greetings Corp. Class A                           29,200             756
Apple South, Inc.                                          12,350             258
Applebee's International, Inc.*                             5,000             145
Boston Chicken, Inc.*                                      15,600             541
Brinker International, Inc.*                               20,225             303
Corning, Inc.                                              63,800           2,377
Cracker Barrel Old Country Store, Inc.                     20,900             489
Darden Restaurants, Inc.                                   38,600             309
Duracell International, Inc.                               29,500           1,331
First Brands Corp.                                          6,400             146
Hasbro, Inc.                                               23,150             851
Lancaster Colony Corp.                                      5,300             193
Lone Star Steakhouse & Saloon, Inc.*                        7,400             246
Mattel, Inc.                                               72,220           1,905
McDonald's Corp.                                          184,600           8,561
Outback Steakhouse, Inc.*                                  11,250             316
Papa John's International, Inc.*                            5,000             227
Premark International, Inc.                                17,300             316
Rubbermaid, Inc.                                           36,000             954

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Starbucks Corp.*                                           20,500          $  669
U S Industries Inc. New*                                   15,000             386
Wendy's International, Inc.                                33,500             678
                                                                           ------
                                                                           21,957
                                                                           ------
CONTAINERS--0.3%
Bemis Co., Inc.                                            13,400             400
Crown Cork & Seal, Inc.                                    32,700           1,529
Jefferson Smurfit Corp.*                                   25,900             311
Owens-Illinois, Inc.*                                      30,900             475
Sealed Air Corp.*                                           9,600             364
Sonoco Products Co.                                        21,310             631
Stone Container Corp.                                      22,112             307
                                                                           ------
                                                                            4,017
                                                                           ------
ELECTRONICS--4.1%
ADC Telecommunications, Inc.*                              17,700           1,007
AMP, Inc.                                                  61,300           2,345
Adaptec, Inc.*                                             15,200             759
Advanced Micro Devices, Inc.*                              44,900             572
Altera Corp.*                                               9,200             405
American Power Conversion Corp.*                           14,000             193
Amphenol Corp. Class A*                                     6,500             128
Analog Devices, Inc.*                                      37,050             894
Applied Materials, Inc.*                                   49,700           1,205
Arrow Electronics, Inc.*                                   11,400             520
Ascend Communications, Inc.*                               27,300           1,432
Atmel Corp.*                                               30,200             780
Avnet, Inc.                                                 9,100             425
Cascade Communications Corp.*                              25,300           1,722
Checkpoint Systems, Inc.*                                   8,000             231
Cypress Semiconductor Corp.*                               15,600             181
EG&G, Inc.                                                  7,200             135
Electronic Data Systems Corp.                             130,000           7,085
FORE Systems, Inc.*                                        23,400             829
General Instrument Corp.*                                  37,000           1,013
General Signal Corp.                                       11,600             465
Glenayre Technologies, Inc.*                               14,600             534
Harris Corp.                                                8,300             510
Imation Corp.*                                             10,760             254
Input/Output, Inc.*                                        11,400             403
Intel Corp.                                               217,300          17,343
KLA Instruments Corp.*                                     10,400             207
LSI Logic Corp.*                                           32,100             702
Linear Technology Corp.                                    18,700             626
Maxim Integrated Products, Inc.*                           14,600             450
Mentor Graphics Corp.*                                      8,000             110
Micron Technology Inc.                                     49,200           1,119
Molex, Inc.                                                23,445             774

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Molex, Inc. Class A                                        12,366          $  369
Motorola, Inc.                                            160,800           8,583
National Semiconductor Corp.*                              33,300             612
Perkin-Elmer Corp.                                         10,300             534
Pittway Corp. Class A                                       6,750             317
QUALCOMM, Inc.*                                            14,700             637
SCI Systems, Inc.*                                          9,000             403
Scientific-Atlanta, Inc.                                   11,700             158
Sensormatic Electronics Corp.                              27,150             499
Solectron Corp.*                                           14,100             527
Symbol Technologies, Inc.*                                  4,300             191
Tektronix, Inc.                                             7,600             295
Teradyne, Inc.*                                            17,900             277
Texas Instruments, Inc.                                    48,300           2,258
Thermo Instrument Systems, Inc.*                           26,737           1,036
Thomas & Betts Corp.                                       10,400             382
Varian Associates, Inc.                                     9,300             424
VeriFone, Inc.*                                             6,500             310
Vicor Corp.*                                               12,500             309
Vishay Intertechnology, Inc.*                              12,810             258
Xilinx, Inc.*                                              17,400             611
                                                                           ------
                                                                           64,348
                                                                           ------
ENERGY-DEVELOPMENT--1.3%
Anadarko Petroleum Corp.                                   19,700           1,039
Apache Corp.                                               30,100             884
BJ Services Co.*                                           10,000             376
Baker Hughes, Inc.                                         41,200           1,246
Burlington Resources, Inc.                                 33,000           1,407
Chesapeake Energy Corp.*                                    7,500             403
Cooper Cameron Corp.*                                       7,500             396
Dresser Industries, Inc.                                   46,060           1,336
ENSCO International, Inc.*                                 16,400             480
Enron Oil & Gas Co.                                        41,100           1,063
Freeport-McMoRan, Inc.                                      4,250             146
Global Marine, Inc.*                                       51,500             740
Halliburton Co.                                            30,100           1,584
Louisiana Land & Exploration Co.                            8,700             495
MAPCO Petroleum, Inc.                                       7,400             399
Mitchell Energy & Development Corp. Class A                 8,000             150
NGC Corp.                                                  31,000             469
Nabors Industries, Inc.*                                   21,100             314
Noble Affiliates, Inc.                                     12,400             498
Noble Drilling Corp.*                                      30,000             428
Occidental Petroleum Corp.                                 84,900           1,974
Parker & Parsley Petroleum Co.*                             9,400             233
Reading & Bates Corp. (New)*                               18,500             453
Rowan Cos., Inc.                                           22,000             338

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Sonat Offshore Drilling, Inc.                               8,300          $  453
Tidewater, Inc.                                            15,000             576
Union Texas Petroleum Holdings, Inc.                       21,100             438
United Meridian Corp.*                                      7,500             298
Valero Energy Corp.                                         6,600             139
Vastar Resources                                           29,800           1,039
Weatherford Enterra, Inc.*                                  9,400             270
                                                                           ------
                                                                           20,064
                                                                           ------
FOOD-AGRICULTURE--5.6%
Archer-Daniels-Midland Co.                                142,443           2,528
CPC International, Inc.                                    38,000           2,617
Campbell Soup Co.                                          65,600           4,272
Coca-Cola Co.                                             658,600          32,930
Coca-Cola Enterprises, Inc.                                34,200           1,381
ConAgra, Inc.                                              61,824           2,604
Dean Foods Co.                                              6,150             159
Dole Food Company, Inc.                                    13,100             542
Earthgrains Co.                                             2,388              81
Flowers Industries, Inc.                                   15,000             270
General Mills, Inc.                                        43,600           2,398
H.J. Heinz Co.                                            105,100           3,311
Hershey Foods Corp.                                        20,400           1,777
Hormel Foods Corp.                                         19,100             406
IBP, Inc.                                                  20,400             477
IMC Global, Inc.                                           24,760           1,065
Interstate Bakeries Corp. (New)*                           18,600             563
Kellogg Co.                                                58,400           3,942
McCormick & Co., Inc.                                      15,400             318
Nabisco Holdings Corp. Class A                             14,000             471
Pepsico, Inc.                                             414,600          11,920
Pioneer HI Bred International, Inc.                        19,400           1,069
Quaker Oats Co.                                            34,600           1,137
Ralston Purina Co.                                         26,300           1,644
Richfood Holdings, Inc.                                     8,500             321
Sara Lee Corp.                                            130,900           4,123
Sysco Corp.                                                46,700           1,500
Terra Industries, Inc.                                     11,100             147
Tyson Foods, Inc. Class A                                  46,200           1,123
Universal Corp.                                             9,500             240
Universal Foods Corp.                                       4,100             117
Whitman Corp.                                              23,900             535
Wm Wrigley Junior Co.                                      35,000           1,894
                                                                           ------
                                                                           87,882
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
GOLD--0.2%
Homestake Mining Co.                                       37,800          $  624
Newmont Gold Co.                                           28,600           1,541
Newmont Mining Corp.                                       26,132           1,382
Santa Fe Pacific Gold Corp.                                25,720             334
                                                                           ------
                                                                            3,881
                                                                           ------
HEALTHCARE--9.6%
ALZA Corp.*                                                27,600             756
Abbott Laboratories                                       210,200           9,485
Allergan, Inc.                                             15,700             610
American Home Products Corp.                              170,100          10,078
Amgen, Inc.*                                               67,700           3,948
Bausch & Lomb Inc.                                         13,100             434
Baxter International, Inc.                                 74,600           3,329
Beckman Instruments, Inc.                                   4,300             159
Becton Dickinson & Co.                                     35,800           1,463
Bergen Brunswig Corp. Class A                               6,483             181
Beverly Enterprises, Inc.*                                 18,400             189
Biogen, Inc.*                                               7,400             514
Biomet, Inc.*                                              25,900             403
Boston Scientific Corp.*                                   49,271           2,260
Bristol Myers Squibb Co.                                  131,900          11,574
C.R. Bard, Inc.                                            13,600             422
Cardinal Health, Inc.                                      19,662           1,443
Caremark International, Inc.                               17,475             435
Centocor, Inc.*                                            20,600             695
Chiron Corp.*                                              49,612             967
Columbia/HCA Healthcare Corp.                             122,172           6,887
Dentsply International, Inc.                                4,100             168
Dura Pharmaceuticals, Inc.*                                 9,000             313
Eli Lilly & Co.                                           150,284           8,604
Forest Laboratories, Inc.*                                  9,300             382
Genentech Inc.*                                            34,300           1,801
Genesis Health Ventures, Inc.*                              8,000             204
Genetics Institute*                                         6,300             393
Genzyme Corp. General Division*                            12,000             289
Guidant Corp.                                              17,168             871
HealthSouth Rehabilitation Corp.*                          41,600           1,347
Hillenbrand Industries, Inc.                               15,000             486
Humana Inc.*                                               46,500             872
IDEXX Laboratories, Inc.*                                   9,800             383
IVAX Corp.                                                 29,700             479
Interneuron Pharmaceuticals*                               10,500             326
Johnson & Johnson                                         354,200          17,444
Lincare Holdings, Inc.*                                     7,500             279
Mallinckrodt Group, Inc.                                   25,600           1,037
Manor Care, Inc.                                           14,550             500

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
McKesson Corp. (New)                                        9,700         $   413
Medtronic, Inc.                                            62,500           3,250
Merck & Co., Inc.                                         328,654          21,568
Mylan Laboratories, Inc.                                   25,550             418
Nellcor Puritan Bennett, Inc.*                             15,000             388
Omnicare, Inc.                                             26,600             652
Pfizer, Inc.                                              168,000          11,928
Quintiles Transnational Corp.*                              6,000             452
R.P. Scherer Corp.*                                         3,600             173
Rhone-Poulenc Rorer, Inc.                                  34,000           2,393
Schering Plough Corp.                                      98,600           5,509
St. Jude Medical, Inc.*                                    26,450             951
Stryker Corp.                                              21,600             531
Sybron International Corp.*                                 9,800             270
Tenet Healthcare Corp.*                                    55,368           1,163
Thermo Cardiosystems, Inc.*                                 7,500             256
Thermotrex Corp.*                                           5,000             188
United Healthcare Corp.                                    44,900           1,734
United States Surgical Corp.                               15,300             558
Vivra, Inc.*                                               11,000             331
Warner Lambert Co.                                         71,400           4,248
Watson Pharmaceuticals, Inc.*                               9,500             273
                                                                          -------
                                                                          150,057
                                                                          -------
HOUSEHOLD PRODUCTS--2.1%
Alberto Culver Co. Class B Convertible                      4,500             186
Avon Products, Inc.                                        35,200           1,685
Clorox Co.                                                 13,300           1,245
Colgate-Palmolive Co.                                      41,500           3,372
Dial Corp. (New)*                                          20,100             231
Gillette Co.                                              116,500           7,427
International Flavors & Fragrances, Inc.                   32,500           1,398
Procter & Gamble Co.                                      183,900          16,344
Tambrands, Inc.                                             8,900             378
Thermolase Corp.*                                           5,700             131
Tupperware Corp.*                                          17,300             757
                                                                          -------
                                                                           33,154
                                                                          -------
IMAGING & PHOTO--0.5%
C-Cube Microsystems, Inc.*                                  8,000             306
Eastman Kodak Co.                                          93,900           6,808
Polaroid Corp.                                             10,700             453
                                                                          -------
                                                                            7,567
                                                                          -------
INSURANCE--4.1%
AFLAC, Inc.                                                39,825           1,369
AMBAC, Inc.                                                 9,300             506
Aetna, Inc.                                                47,565           3,145
Alleghany Corp.*                                            2,896             585

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Allmerica Property & Casualty Companies, Inc.              10,700          $  302
Allstate Corp.                                            119,124           5,316
American General Corp.                                     54,500           1,989
American International Group, Inc.                        127,225          12,086
American National Insurance Co.                             5,700             392
American Re Corp.                                          11,300             713
Aon Corp.                                                  27,350           1,381
Bankers Life Holdings Corp.                                 6,900             169
CNA Financial Corp.*                                       18,400           1,849
Chubb Corp.                                                55,100           2,445
Cigna Corp.                                                20,700           2,404
Cincinnati Financial Corp.                                 14,238             778
Conseco, Inc.                                               8,000             336
Equitable Companies, Inc.                                  45,100           1,111
Equitable of Iowa Companies                                 4,700             173
First Colony Corp.                                         14,450             508
General Re Corp.                                           20,700           2,999
Hartford Steam Boiler Inspection & Ins., Co.                2,700             120
Health Systems International, Inc.*                        10,400             254
ITT Hartford Group, Inc.                                   28,900           1,524
Jefferson-Pilot Corp.                                      19,850           1,020
Liberty Financial Cos.                                      7,000             214
Lincoln National Corp., Inc.                               25,100           1,111
MBIA Corp.                                                 13,500           1,100
MGIC Investment Corp.                                      17,700           1,122
Marsh & McLennan Companies                                 21,400           1,990
Mercury General Corp.                                       4,200             190
Ohio Casualty Corp.                                         5,300             170
Old Republic International Corp.                           17,850             397
Oxford Health Plans, Inc.*                                 21,900             999
Paul Revere Corp.                                           6,900             196
Progressive Corp.                                          16,400             892
Protective Life Corp.                                      13,800             486
Provident Companies, Inc.                                  12,000             444
Providian Corp.                                            25,400           1,051
Reliastar Financial Corp.                                  12,500             552
Safeco Corp.                                               39,600           1,317
St. Paul Companies, Inc.                                   22,300           1,154
Sunamerica, Inc.                                           17,050           1,162
TIG Holdings, Inc.                                         16,300             469
The PMI Group, Inc.*                                       10,000             489
Torchmark Corp.                                            15,650             665
Transamerica Corp.                                         20,500           1,397
Transatlantic Holdings, Inc.                                5,800             402
UNUM Corp.                                                 19,808           1,258
USF&G Corp.                                                32,700             527
USLIFE Corp.                                                5,400             158
United Companies Financial Corp.                            7,000             266

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
United Insurance Companies, Inc.*                          12,000          $  280
Unitrin, Inc.                                               7,200             363
Western National Corp.                                      9,500             179
                                                                           ------
                                                                           64,474
                                                                           ------
MEDIA--2.5%
A.H. Belo Corp. Class A                                    18,000             722
BHC Communications, Inc. Class A*                           5,700             530
Chris-Craft Industries, Inc.*                               4,555             184
Clear Channel Communications*                               9,600             791
Comcast Corp. Class A                                      69,400           1,123
Cox Communications, Inc. Class A*                          67,306           1,329
Dow Jones & Co., Inc.                                      22,000             861
E.W. Scripps Co. Class A                                   19,675             876
Gannett, Inc.                                              39,800           2,667
Harte Hanks Communications (New)                            9,100             232
Infinity Broadcasting Corp. Class A*                       20,587             564
King World Productions, Inc.*                               9,000             317
Knight-Ridder, Inc.                                        28,800             972
Lee Enterprises, Inc.                                       7,000             144
Lin Television Corp.*                                      10,550             378
Marvel Entertainment Group, Inc.*                          14,500             125
McGraw-Hill, Inc.                                          24,100             988
Media General, Inc. Class A                                 7,000             218
Meredith Corp.                                              8,000             344
New York Times Co. Class A                                 21,313             666
Pulitzer Publishing Co.*                                    2,300             125
Reader's Digest Assoc., Inc. Class A                       28,800           1,163
Regal Cinemas, Inc.*                                        5,000             184
Renaissance Communications Corp.*                           7,000             247
SBC Communications, Inc.                                  160,128           7,466
Scholastic Corp.*                                           2,800             190
Tele Communications, Inc. (New)--TCI Group Series A*      187,346           2,775
Tele-Communications, Inc. (Liberty Media Group)
  Class A*                                                 38,086           1,009
Time Warner Inc.                                          108,480           3,621
Times Mirror Co. (New) Series A                            26,400           1,145
Tribune Co. (New)                                          15,600           1,121
Turner Broadcasting System, Inc. Class A                   17,200             428
Turner Broadcasting System, Inc. Class B                   54,100           1,339
United Television, Inc.                                     3,000             284
Viacom Inc. Class A*                                       18,212             569
Viacom Inc. Class B*                                       95,074           2,995
Washington Post Co. Class B                                 2,500             808
                                                                           ------
                                                                           39,500
                                                                           ------
MISCELLANEOUS FINANCE--4.1%
A.G. Edwards & Sons, Inc.                                  15,562             436
ADVANTA Corp. Class A                                      14,600             714
AT&T Capital Corp.                                         10,900             486

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
American Express Co.                                      132,900         $ 5,814
Bear Stearns Companies, Inc.                               37,275             871
Beneficial Corp.                                           13,000             733
Berkshire Hathaway, Inc.*                                     325          10,173
Capital One Financial Corp.                                17,000             512
Charter One Financial, Inc.                                12,500             476
Countrywide Credit Industries, Inc.                        25,985             627
Dean Witter Discover & Co.                                 43,995           2,200
Federal Home Loan Mortgage Corp.                           49,600           4,383
Federal National Mortgage Assoc.                          296,800           9,201
Finova Group, Inc.                                         10,800             594
First USA, Inc.                                            18,200             965
Franklin Resources, Inc.                                   22,200           1,321
GATX Corp.                                                  5,000             231
Golden West Financial Corp.                                19,200           1,066
Great Western Financial Corp.                              30,800             762
Green Tree Financial Corp.                                 33,000           1,147
Greenpoint Financial Corp.                                 13,000             463
H.F. Ahmanson & Co.                                        24,800             626
Household International, Inc.                              25,300           2,005
Lehman Brothers Holdings, Inc.                             22,880             483
Leucadia National Corp.                                    13,000             296
Mercury Finance Co.                                        35,563             413
Merrill Lynch & Co., Inc.                                  45,300           2,775
Money Store Inc.                                           15,000             364
Morgan Stanley Group, Inc.                                 45,100           2,154
Paine Webber Group, Inc.                                   25,125             518
Salomon Inc.                                               27,100           1,220
Standard Federal Bank                                      10,700             448
Student Loan Marketing Assoc.                              15,100           1,112
T. Rowe Price Associates, Inc.                             13,200             384
TCF Financial Corp.                                        12,800             478
Travelers Group, Inc.                                     123,325           5,349
United Asset Management Corp.                              18,400             426
Washington Mutual, Inc.                                    24,125             875
Wesco Financial Corp.                                       2,100             365
                                                                           ------
                                                                           63,466
                                                                           ------
MOTOR VEHICLE--2.3%
Chrysler Corp.                                            204,600           5,959
Cummins Engine, Inc.                                       10,400             391
Dana Corp.                                                 22,300             669
Eaton Corp.                                                17,900             991
Echlin Inc.                                                13,800             421
Fleetwood Enterprises, Inc.                                19,200             533
Ford Motor Co.                                            317,700          10,643
General Motors Corp.                                      203,000          10,099
General Motors Corp. Class H                               28,000           1,565

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Genuine Parts Co.                                          29,450         $ 1,263
Harley-Davidson, Inc.                                      20,700             849
PACCAR, Inc.                                                7,660             349
TRW, Inc.                                                  17,600           1,628
                                                                           ------
                                                                           35,360
                                                                           ------
NON-FERROUS--0.6%
Alumax, Inc.*                                              12,500             413
Aluminum Company of America                                51,000           3,168
Asarco, Inc.                                               10,800             279
Cyprus Amax Minerals Co.                                   18,300             389
Engelhard Corp.                                            32,687             666
Freeport-McMoRan Copper & Gold, Inc. Class A               29,531             831
Freeport-McMoRan Copper & Gold, Inc. Class B               49,894           1,466
Phelps Dodge Corp.                                         15,400             932
Reynolds Metals Co.                                        14,800             792
                                                                           ------
                                                                            8,936
                                                                           ------
OIL-DOMESTIC--1.2%
Amerada Hess Corp.                                         24,500           1,246
Ashland, Inc.                                              18,600             691
Atlantic Richfield Co.                                     46,100           5,382
FINA, Inc. Class A                                          8,000             403
Kerr-McGee Corp.                                           17,000             975
Murphy Oil Corp.                                           11,370             497
Oryx Energy Co.*                                           28,200             494
Pennzoil Co.                                               11,000             587
Phillips Petroleum Co.                                     72,700           2,944
Pogo Producing Co.                                         10,000             341
Santa Fe Energy Resources, Inc.*                           13,600             160
Smith International, Inc.                                  10,000             348
Sun, Inc.                                                  15,900             376
Tosco Corp.                                                 9,300             446
USX Corp. (Marathon Group) (New)                           81,000           1,691
Ultramar Corp.                                             11,800             325
Unocal Corp.                                               71,534           2,450
                                                                           ------
                                                                           19,356
                                                                           ------
OIL-INTERNATIONAL--4.2%
Amoco Corp.                                               131,700           9,087
Chevron Corp.                                             176,800          10,409
Exxon Corp.                                               329,500          26,813
Mobil Corp.                                               106,500          12,008
Texaco, Inc.                                               71,300           6,328
Western Atlas, Inc.*                                       12,600             765
                                                                           ------
                                                                           65,410
                                                                           ------
PAPER--1.6%
Alco Standard Corp.                                        32,300           1,409
Boise Cascade Corp.                                        10,000             338

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Bowater, Inc.                                               7,600          $  274
Champion International Corp.                               27,500           1,183
Consolidated Papers, Inc.                                   9,100             469
Fort Howard Corp.*                                         20,000             474
Georgia Pacific Corp.                                      24,300           1,807
International Paper Co.                                    85,100           3,404
James River Corp.                                          20,600             536
Kimberly Clark Corp.                                       75,330           5,904
Louisiana Pacific Corp.                                    24,000             522
Mead Corp.                                                 11,500             658
Potlatch Corp.                                              4,300             162
Rayonier, Inc.                                             13,875             550
St. Joe Corp.                                               6,800             418
Temple-Inland, Inc.                                        19,400             958
Thermo Fibertek, Inc.*                                      9,150             118
Union Camp Corp.                                           16,300             791
Westvaco Corp.                                             28,300             810
Weyerhaeuser Co.                                           52,400           2,338
Willamette Industries, Inc.                                17,000           1,056
                                                                           ------
                                                                           24,179
                                                                           ------
PRODUCER GOODS-MANUFACTURING--5.4%
AGCO Corp.                                                 19,600             463
Airgas, Inc.*                                              20,600             464
Allied Signal, Inc.                                        76,900           4,749
American Financial Group, Inc.                             24,100             750
American Standard Co.*                                     20,000             683
Avery Dennison Corp.                                       11,400             583
Blyth Industries, Inc.*                                    10,000             460
Boise Cascade Office Products Corp.*                       16,400             344
Briggs & Stratton Corp.                                     4,300             187
Case Corp.                                                 23,900           1,087
Caterpillar, Inc.                                          54,400           3,747
Cincinnati Milacron, Inc.                                   5,100             101
Cooper Industries, Inc.                                    30,300           1,227
Corporate Express, Inc.*                                   22,900             862
Deere & Co.                                                71,500           2,842
Dover Corp.                                                34,600           1,518
Emerson Electric Co.                                       59,100           4,950
FMC Corp. (New)*                                           13,600             870
Federal Signal Corp.                                       10,066             228
Foster Wheeler Corp.                                        9,800             423
General Electric Co.                                      440,100          36,583
Harnischfeger Industries Corp.                             10,100             381
Harsco Corp.                                                6,700             408
Hubbell, Inc. Class B                                      15,938             576
ITT Industries, Inc.                                       31,600             723
Illinois Tool Works, Inc.                                  29,600           2,046

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Ingersoll Rand Co.                                         33,700         $ 1,441
JLG Industries, Inc.                                       11,000             212
Johnson Controls, Inc.                                      8,800             620
Mark IV Industries, Inc.                                   14,672             315
Millipore Corp.                                            12,400             474
Nordson Corp.                                               2,700             139
Pall Corp.                                                 24,533             577
Parker Hannifin Corp.                                      24,250             946
Pentair, Inc.                                               6,200             169
Presstek, Inc.*                                             4,000             252
Raychem Corp.                                               9,700             666
TRINOVA Corp.                                               7,000             220
Tecumseh Products Co. Class A                               3,500             184
Tenneco, Inc.                                              43,000           2,139
Thermo Electron Corp.                                      39,137           1,551
Timken Co.                                                  7,800             296
Trinity Industries, Inc.                                   11,950             387
Tyco Interest Ltd                                          37,614           1,589
U.S. Filter Corp. (New)*                                   10,000             261
Varity Corp.*                                              15,100             759
W.W. Grainger, Inc.                                        14,000             945
Westinghouse Electric Corp.                               109,600           1,795
York International Corp.                                    8,400             379
                                                                           ------
                                                                           83,571
                                                                           ------
RAILROAD--1.1%
Alexander & Baldwin, Inc.                                   6,700             173
Burlington Northern Santa Fe                               39,951           3,196
CSX Corp.                                                  54,700           2,769
Conrail Inc.                                               21,600           1,472
Illinois Central Corp. Class A                             15,525             470
Kansas City Southern Industries, Inc.                      14,700             595
Norfolk Southern Corp.                                     34,200           2,851
Southern Pacific Rail Corp.*                               39,363           1,122
Union Pacific Corp.                                        52,900           3,855
Wisconsin Central Transportation Corp.*                    12,900             453
                                                                           ------
                                                                           16,956
                                                                           ------
REAL PROPERTY--0.2%
HFS, Inc.*                                                 34,600           2,072
Host Marriott Corp.*                                       67,500             928
Rouse Co.                                                  11,500             298
                                                                           ------
                                                                            3,298
                                                                           ------
RETAIL--5.6%
Albertson's, Inc.                                          72,100           3,055
American Stores Co. (New)                                  36,700           1,509
AutoZone, Inc.*                                            38,500           1,049
Barnes & Noble, Inc.*                                       5,100             168

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Bed Bath & Beyond, Inc.*                                   24,800           $ 563
Best Buy Co., Inc.*                                        11,000             242
CDW Computer Centers, Inc.*                                 5,000             327
CUC International, Inc.*                                   63,625           2,187
Circuit City Stores, Inc.                                  25,700             810
CompUSA, Inc.*                                             13,000             522
Consolidated Stores Corp.*                                 19,400             737
Dayton Hudson Corp.                                        58,500           2,018
Dillard Department Stores, Inc. Class A                    32,200           1,095
Dollar General Corp.                                       22,360             721
Family Dollar Stores, Inc.                                 14,000             238
Fastenal Co.                                                9,700             455
Federated Department Stores, Inc.*                         51,200           1,773
Food Lion, Inc. Class A                                   150,450           1,302
Food Lion, Inc. Class B                                    64,800             527
Fruit of the Loom, Inc. Class A*                           18,800             522
Gap Inc.                                                   79,000           2,765
General Nutrition Companies, Inc.*                         23,600             350
Giant Food Inc. Class A                                    13,700             461
Global Directmail Corp.*                                   10,000             453
Great Atlantic & Pacific Tea Co., Inc.                      5,700             152
Hannaford Bros. Co., Inc.                                  13,300             446
Harcourt General, Inc.                                     20,200             967
Heilig-Meyers Co.                                           7,350             130
Home Depot, Inc.                                          124,866           6,634
Home Shopping Network, Inc.*                               23,000             247
J.C. Penney, Inc.                                          62,300           3,294
Jack Eckerd Corp.*                                         17,400             426
Just for Feet, Inc.*                                        5,000             223
K Mart Corp.                                              135,700           1,357
Kohl's Corp.*                                              18,200             692
Kroger Co.*                                                31,200           1,322
Limited, Inc.                                              66,119           1,223
Lowes Cos, Inc.                                            42,100           1,521
May Department Stores Co.                                  75,900           3,453
Melville Corp.                                             31,300           1,322
Mercantile Stores Co., Inc.                                 8,300             438
Neiman Marcus Group Inc.*                                  11,800             350
Nordstrom, Inc.                                            22,900             893
Office Depot, Inc.*                                        37,300             592
OfficeMax, Inc.*                                           26,100             365
Payless Shoesource, Inc.*                                   9,600             337
Pep Boys--Manny, Moe & Jack                                13,700             459
Petsmart Inc.*                                             27,400             750
Price Costco, Inc.*                                        47,704             951
Revco D.S., Inc.*                                          16,000             412
Rite Aid Corp.                                             17,900             571
Safeway, Inc.*                                             55,800           2,023

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Sears Roebuck & Co.                                       111,400         $ 4,902
Southland Corp.*                                           70,000             221
Spiegel, Inc. Class A (Non Voting)                         28,000             233
Staples, Inc.*                                             38,605             765
Sunglass Hut International Inc.*                           14,000             221
TJX Companies, Inc.                                        26,100             835
Tandy Corp.                                                18,058             797
Thrifty Payless*                                           15,000             242
Tiffany & Co. (New)                                        10,000             349
Toys 'R' Us, Inc.*                                         70,280           2,073
Viking Office Products, Inc.*                              30,200             781
Vons Companies, Inc.*                                      11,700             518
Wal-Mart Stores, Inc.                                     605,900          16,056
Walgreen Co.                                               68,700           2,267
Weis Markets, Inc.                                          7,900             270
Winn Dixie Stores Inc.                                     38,300           1,317
Woolworth Corp.*                                           29,800             633
                                                                           ------
                                                                           87,879
                                                                           ------
STEEL--0.3%
AK Steel Holding Corp.                                      7,500             279
Allegheny Teldyne Inc.                                     58,280           1,180
Bethlehem Steel Corp.*                                     28,600             293
Inland Steel Industries, Inc.                               8,600             148
LTV Corp.                                                  19,200             226
Nucor Corp.                                                26,100           1,220
USX Corp. (U.S. Steel Group)                               19,160             527
Worthington Industries Inc.                                16,700             339
                                                                           ------
                                                                            4,212
                                                                           ------
TELEPHONE--6.7%
360 Communications Co.*                                    26,944             643
AT&T Corp.                                                429,817          22,565
Adtran, Inc.*                                               9,600             608
Airtouch Communications Inc.*                             131,000           3,603
Alltel Corp.                                               46,400           1,311
Ameritech Corp. (New)                                     144,700           7,470
Andrew Corp.*                                              17,075             764
Aspect Telecommunications Corp.*                            5,000             259
Bell Atlantic Corp.                                       115,726           6,510
BellSouth Corp.                                           267,400           9,693
Century Telephone Enterprises, Inc.                        13,750             466
Cincinnati Bell Inc.                                       15,400             735
Comsat Corp. Series 1                                      17,000             385
DSC Communications Corp.*                                  35,900           1,066
Frontier Corp.                                             42,200           1,245
GTE Corp.                                                 259,700          10,226
LCI International Inc.*                                    17,000             601
MCI Communications Corp.                                  178,100           4,486

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
MFS Communications Co., Inc.*                              60,355        $  2,554
Nextel Communications, Inc.*                               66,000           1,085
Nynex Corp.                                               118,200           5,097
Octel Communications Corp.*                                 8,200             239
Pacific Telesis Group                                     112,700           3,649
Paging Network, Inc.*                                      30,300             540
Pairgain Technologies, Inc.*                               12,000             800
PictureTel Corp. (New)*                                     4,800             157
Southern New England Telecommunications                    13,800             526
Sprint Corp.                                              118,134           4,799
Telephone & Data Systems, Inc.                             12,600             537
Tellabs, Inc.*                                             21,800           1,382
U S WEST, Inc. (Communications Group)                     129,510           3,821
U S WEST, Inc. (Media Group)*                             124,700           2,260
U.S. Robotics, Inc.                                        21,800           1,150
United States Cellular Corp.*                              19,500             590
Worldcom, Inc.*                                            97,234           2,036
                                                                          -------
                                                                          103,858
                                                                          -------
TOBACCO--1.8%
American Brands, Inc.                                      51,300           2,084
Loew's Corp.                                               33,500           2,504
Philip Morris Companies, Inc.                             222,300          19,951
RJR Nabisco Holdings Corp.                                 67,536           1,781
UST, Inc.                                                  54,200           1,626
                                                                          -------
                                                                           27,946
                                                                          -------
TRANSPORTATION-MISCELLANEOUS--0.2%
Amerco, Inc.*                                               8,900             273
Caliber Systems, Inc.                                      10,000             174
Consolidated Freightways Inc.                               7,900             182
Federal Express Corp.*                                     17,800           1,333
Fritz Companies, Inc.*                                     10,000             149
Pittston Services Group                                     9,900             280
Ryder System, Inc.                                         19,800             562
                                                                          -------
                                                                            2,953
                                                                          -------
TRAVEL & RECREATION--1.4%
Bally Entertainment Corp.*                                 13,000             354
Brunswick Corp.                                            28,900             611
Callaway Golf Co.                                          19,000             627
Circus Circus Enterprises, Inc.*                           25,400             864
Coleman Co., Inc. (New)*                                    7,200             122
Gaylord Entertainment Co. Class A                          20,359             499
Grand Casinos, Inc.*                                       11,100             201
Harrahs Entertainment, Inc.*                               25,100             477
Hilton Hotels Corp.                                        11,500           1,229
ITT Corp. (New)*                                           28,900           1,539
International Game Technology                              33,600             685

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
La Quinta Inns, Inc.                                       19,200          $  367
MGM Grand, Inc.*                                           13,500             510
Marriot International, Inc.                                38,100           2,091
Mirage Resorts, Inc.*                                      49,100           1,142
Polaris Industries, Inc.*                                   7,000             201
Promus Hotel Corp.*                                        15,200             458
Walt Disney Co.                                           179,507          10,232
                                                                           ------
                                                                           22,209
                                                                           ------
UTILITIES--4.9%
AES Corp.*                                                 16,559             586
AGL Resources, Inc.                                        14,600             296
Allegheny Power System, Inc.                               28,100             832
American Electric Power Co., Inc.                          48,900           2,029
American Water Works Co., Inc.                             19,600             419
Atlantic Energy, Inc.                                       7,800             138
Baltimore Gas & Electric Co.                               47,150           1,226
Boston Edison Co.                                          12,900             298
Brooklyn Union Gas Co.                                      7,350             199
CIPSCO, Inc.                                                5,000             178
CMS Energy Corp.                                           27,900             834
Calenergy Co.,Inc.*                                        14,600             442
Carolina Power & Light Co.                                 38,500           1,343
Centerior Energy Corp.                                     23,600             180
Central & South West Corp.                                 55,800           1,472
Cinergy Corp.                                              49,565           1,487
Citizens Utilities Co. Class A*                            53,909             633
Citizens Utilities Co. Class B*                             8,241              97
Coastal Corp.                                              26,300           1,042
Columbia Gas System, Inc.                                  19,100           1,074
Consolidated Edison Co.                                    69,700           1,821
Consolidated Natural Gas Co.                               22,600           1,229
DPL Inc.                                                   21,850             516
DQE, Inc.                                                  17,050             473
DTE Energy Co.                                             37,100           1,057
Delmarva Power & Light Co.                                 15,700             322
Dominion Resources, Inc.                                   45,150           1,687
Duke Power Co.                                             59,800           2,796
ENSERCH Corp.                                              24,500             493
Edison International                                      125,600           2,182
El Paso Natural Gas Co.                                    14,941             622
Enova Corp.                                                24,300             556
Enron Corp.                                                79,600           3,194
Entergy Corp.                                              59,421           1,508
Equitable Resources, Inc.                                   5,100             146
FPL Group, Inc.                                            48,200           2,133
Florida Progress Corp.                                     30,400           1,053
GPU, Inc.                                                  28,100             885

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Hawaiian Electric Industries, Inc.                          7,900           $ 276
Houston Industries, Inc.                                   69,900           1,520
IPALCO Enterprises, Inc.                                   15,000             405
Idaho Power Co.                                             5,400             178
Illinova Corp.                                             16,300             426
K N Energy, Inc.                                            7,000             241
KU Energy Corp.                                             5,500             163
Kansas City Power & Light Co.                              15,900             437
LG&E Energy Corp.                                          25,900             589
Long Island Lighting Co.                                   24,300             419
MCN Corp.                                                  17,600             471
Midamerican Energy Co.                                     34,461             547
Montana Power Co.                                           7,900             171
NICOR, Inc.                                                10,300             323
NIPSCO Industries, Inc.                                    13,900             514
National Fuel Gas Co.                                       5,800             215
Nevada Power Co.                                           13,000             268
New England Electric Co.                                   13,800             450
New York State Electric & Gas Corp.                        16,400             353
Niagara Mohawk Power Corp.                                 25,200             208
NorAm Energy Co.                                           25,215             369
Northeast Utilities                                        25,900             330
Northern States Power Co.                                  15,200             694
Ohio Edison Co.                                            34,000             714
Oklahoma Gas & Electric Co.                                10,200             413
P P & L Resources, Inc.                                    39,720             894
Pacific Enterprises                                        18,300             547
Pacific Gas & Electric Co.                                105,300           2,382
Pacificorp                                                 73,500           1,479
Panenergy Corp.                                            36,800           1,219
Peco Energy Co.                                            60,500           1,422
Peoples Energy Corp.                                        9,500             323
Pinnacle West Capital Corp.                                19,300             555
Portland General Corp.                                     13,200             479
Potomac Electric Power Co.                                 39,500             973
Public Service Co. of Colorado                             14,300             509
Public Service Enterprise Group                            73,000           1,980
Puget Sound Power & Light Co.                              16,200             371
Questar Corp.                                              17,900             649
SCANA Corp.                                                25,800             703
Sonat, Inc.                                                22,500             993
Southern Co.                                              179,700           4,066
Southwestern Public Service Co.                            12,000             393
Teco Energy Inc.                                           27,200             649
Texas Utilities Co.                                        63,200           2,591
Unicom Corp.                                               52,900           1,217
Union Electric Co.                                         28,400           1,061
UtiliCorp United, Inc.                                     13,900             401

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
August 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
WPL Holdings, Inc.                                          4,400       $     134
Washington Gas Light Co.                                    6,200             136
Washington Water Power Co.                                  7,700             142
Western Resources, Inc.                                    14,231             418
Williams Cos., Inc.                                        30,060           1,499
Wisconsin Energy Corp.                                     26,000             694
                                                                        ---------
                                                                           77,051
                                                                        ---------
TOTAL COMMON STOCK
  (Cost $1,209,274)                                                     1,553,313
                                                                        ---------
PREFERRED STOCK--0.0%
Aetna, Inc. 6.25% Class C (Voting)                          2,922             203
Airtouch Communications, Inc. 6.00% Class B
  (Convertible)                                             4,243             122
Airtouch Communications, Inc. 4.25% Class C
  (Convertible)                                             2,725             130
                                                                        ---------
TOTAL PREFERRED STOCK
  (Cost $448)                                                                 455
                                                                        ---------
WARRANTS--0.0%
UTILITIES--0.0%
AES Corp. (Exp 7/31/00)*                                       25               0
                                                                        ---------
TOTAL WARRANTS
  (Cost $0)                                                                     0
                                                                        ---------

------------------------------------------------------------------------------

                                                         Maturity        Value
                                                          (000s)         (000s)
                                                         ---------     ----------
REPURCHASE AGREEMENT--0.3%
PNC Bank, N.A. 4.50%, Dated 08/30/96;
  Due 09/03/96; Collateralized By:
  Federal Home Loan Mortgage Corporation:
  $8,230,000 Par; 6.50%, Due 10/15/08                      $5,435       $   5,432
                                                                        ---------
TOTAL REPURCHASE AGREEMENT
  (Cost $5,432)                                                             5,432
                                                                        ---------
TOTAL INVESTMENTS--99.9%
  (Cost $1,215,154)                                                     1,559,200
                                                                        ---------
OTHER ASSETS AND LIABILITIES--0.1%
  Other Assets                                                              5,536
  Liabilities                                                              (4,677)
                                                                        ---------
                                                                              859
                                                                        ---------
NET ASSETS--100.0%
Applicable to 86,013,083 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                     $1,560,059
                                                                       ==========
NET ASSET VALUE PER SHARE                                                  $18.14
                                                                            =====

---------------
*Non-Income Producing Security

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended August 31, 1996

Investment income:
  Dividends                                                 $ 26,356
  Interest                                                       365
                                                              ------
    Total investment income                                   26,721
                                                              ------
Expenses:
  Investment advisory and administration fee                   3,133
  Transfer agency and shareholder service fees                 3,106
  Custodian fees                                                 234
  Registration fees                                              255
  Professional fees                                               94
  Shareholder reports                                            191
  Trustees' fees                                                  40
  Amortization of deferred organization costs                     28
  Insurance and other expenses                                    42
                                                              ------
                                                               7,123
Less expenses reduced                                         (1,036)
                                                              ------
    Total expenses incurred by Fund                            6,087
                                                              ------
Net investment income                                         20,634
                                                              ------
Net realized gain (loss) on investments sold:
  Proceeds from sales of investments                          25,680
  Cost of investments sold                                   (24,251)
                                                              ------
    Net realized gain on investments sold                      1,429
                                                              ------
Change in net unrealized gain (loss) on investments:
  Beginning of period                                        199,094
  End of period                                              344,046
                                                              ------
    Increase in net unrealized gain on investments           144,952
                                                              ------
Net gain on investments                                      146,381
                                                              ------
Increase in net assets resulting from operations            $167,015
                                                              ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                      Year ended
                                                       August 31,
                                                   1996         1995
                                                ----------    --------
Operations:
  Net investment income                         $   20,634    $ 12,704
  Net realized gain on investments sold              1,429         430
  Increase in net unrealized gain
    on investments                                 144,952     115,945
                                                ----------    --------
  Increase in net assets resulting
    from operations                                167,015     129,079
                                                ----------    --------
Dividends to shareholders from net investment
  income                                           (14,179)     (6,199)
                                                ----------    --------
Capital share transactions:
  Proceeds from shares sold                        788,862     264,444
  Net asset value of shares issued in
    reinvestment of dividends                       12,770       5,550
  Early withdrawal fees                                385          93
  Less payments for shares redeemed               (221,508)   (120,314)
                                                ----------    --------
  Increase in net assets from
    capital share transactions                     580,509     149,773
                                                ----------    --------
Total increase in net assets                       733,345     272,653
Net assets:
  Beginning of period                              826,714     554,061
                                                ----------    --------
  End of period (including undistributed
    net investment income of $15,134 and
    $8,679, respectively)                       $1,560,059    $826,714
                                                ==========    ========
Number of Fund shares:
  Sold                                              45,105      18,751
  Reinvested                                           758         439
  Redeemed                                         (12,583)     (8,825)
                                                ----------    --------
  Net increase in shares outstanding                33,280      10,365
Shares outstanding:
  Beginning of period                               52,733      42,368
                                                ----------    --------
  End of period                                     86,013      52,733
                                                ==========    ========

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab 1000 Fund (the "Fund") is a series of Schwab Investments (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term
Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to provide a total return which matches that of the Schwab 1000 Index(R), an index created to represent the performance of the 1000 largest publicly traded common stocks of United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states have been amortized on a straight-line basis over the five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At August 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated (in thousands) $344,046 of which $363,099 related to appreciated securities and $19,053 related to depreciated securities.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1996

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. Under this agreement, the Fund incurred investment advisory and administration fees of $3,133,000 for the year ended August 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the year ended August 31, 1996, the Fund incurred transfer agency and shareholder service fees of $3,106,000, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended August 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $40,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended August 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $648,000 and $388,000, respectively (see Note 9).

5. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $50,000,000, on a

------------------------------------------------------------------------------

temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended August 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $621,392 and $25,680, respectively, during the year ended August 31, 1996.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended August 31, 1996, total early withdrawal fees retained by the Fund amounted to $385,000.

8. COMPOSITION OF NET ASSETS

At August 31, 1996, net assets consisted of (in thousands):

Paid in capital                                       $1,202,438
Accumulated undistributed net investment income           15,134
Accumulated net realized loss on investments sold         (1,559)
Net unrealized gain on investments                       344,046
                                                      ----------
  Total                                               $1,560,059
                                                      ==========

At August 31, 1996, the Fund's Statement of Net Assets included: $714,000 payable for Fund shares redeemed, $98,000 payable for investment advisory and administration fee, $103,000 payable for transfer agency and shareholder service fees and $1,967,000 receivable for Fund shares sold.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended August 31, 1996

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                             EIGHT MONTHS                   PERIOD
                                                                ENDED       YEAR ENDED      ENDED
                                  YEAR ENDED AUGUST 31,       AUGUST 31,   DECEMBER 31,  DECEMBER 31,
                                1996       1995      1994        1993          1992         1991++
                             ----------  --------  --------  ------------  ------------  ------------
Net asset value at
 beginning of period         $    15.68  $  13.08  $  12.80    $  11.96      $  11.26      $  10.00
Income from investment
----------------------
 operations
 ----------
 Net investment income             0.24      0.26      0.26        0.17          0.24          0.15
 Net realized and unrealized
   gain (loss) on
   investments                     2.45      2.48      0.28        0.79          0.71          1.26
                              ---------  --------  --------    --------      --------      --------
 Total from investment
   operations                      2.69      2.74      0.54        0.96          0.95          1.41
Less distributions
------------------
 Dividends from net
   investment income              (0.23)    (0.14)    (0.26)      (0.12)        (0.25)        (0.15)
 Distributions from realized
   gain on investments               --        --        --          --            --            --
                              ---------  --------  --------    --------      --------      --------
 Total distributions              (0.23)    (0.14)    (0.26)      (0.12)        (0.25)        (0.15)
                              ---------  --------  --------    --------      --------      --------
Net asset value at
 end of period               $    18.14  $  15.68  $  13.08    $  12.80      $  11.96      $  11.26
                              =========  ========  ========    ========      ========      ========
Total return (%)                  17.27     21.23      4.28        8.06          8.52         14.25
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of
   period (000s)             $1,560,059  $826,714  $554,061    $515,272      $370,980      $192,206
 Ratio of expenses to
   average net assets (%)          0.49      0.54      0.51        0.45*         0.35          0.00*
 Ratio of net investment
   income to average net
   assets (%)                      1.66      2.03      2.06        2.21*         2.45          3.21*
 Portfolio turnover rate (%)          2         2         3           1             1             1
 Average commission rate         $ 0.03
---------------
 Ratio of expenses to
   average net assets prior
   to reduced fees and
   absorbed expenses (%)+          0.57      0.63      0.56        0.49*         0.52          1.05*
 Ratio of net investment
   income to average net
   assets prior to reduced
   fees and absorbed
   expenses (%)+                   1.58      1.94      2.01        2.17*         2.28          2.16*

++ For the period April 2, 1991 (commencement of operations) to December 31,
   1991.
+ The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets.
*  Annualized

------------------------------------------------------------------------------

To the Trustees
and Shareholders of the Schwab 1000 Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab 1000 Fund (one of the series constituting Schwab Investments, hereafter referred to as the "Trust") at August 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
September 24, 1996

                    1996 SPECIAL TAX INFORMATION (UNAUDITED)
------------------------------------------------------------------------------
   NOTICE TO CORPORATE SHAREHOLDERS
   100% of the Fund's distributions for the fiscal year ended August 31, 1996 qualify for the corporate dividends received deduction.
------------------------------------------------------------------------------

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio with one investment in any of our three asset allocation funds, choose from several equity markets with our equity funds, or diversify your portfolio across asset classes and fund management styles with our OneSource Portfolios. You can also select from different maturities with our bond fund choices, and take advantage of an array of money market funds.

                          SCHWAB ASSET ALLOCATION FUNDS
                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund

                               SCHWAB EQUITY FUNDS
                            Schwab Analytics Fund(TM)
                               Schwab 1000 Fund(R)
                       Schwab International Index Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                               Schwab S&P 500 Fund

                              SCHWAB FUND OF FUNDS 1
                  Schwab OneSource Portfolios -- International
                Schwab OneSource Portfolios -- Growth Allocation 2
               Schwab OneSource Portfolios -- Balanced Allocation 2

                                SCHWAB BOND FUNDS
                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds 3 that seek high current income with safety and liquidity. Choose from taxable or tax-exempt alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(TM)

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

1.   Funds that invest primarily in other mutual funds.

2. In subscription until November 15, 1996, unless the subscription period is extended, at an introductory share price of $10. After that date the share price will fluctuate.

3. Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

                                                      --------------
                                                         BULK RATE
[SCHWABFUNDS FAMILY(R) LOGO]                          U.S. POSTAGE
101 Montgomery Street                                      PAID
San Francisco, California 94104                       CHARLES SCHWAB
                                                      --------------

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE

TF4264R(9/96) CRS 10552 Printed on recycled paper.